RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Convertible Promissory Note [Member]
Summary of the changes in the fair value

Fair value as of January 1, 2021	$1,604,359
Change in valuation inputs and other assumptions	27,624
Fair value as of March 31, 2021	$1,632,013

Fair value as of January 1, 2020	$—
Initial measurement on November 2, 2020	1,493,877
Change in valuation inputs and other assumptions	110,482
Fair value as of December 31, 2020	$1,604,359